Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and accrued liabilities
Accounts payable and accrued liabilities were comprised as follows:

	December 31, 2020			December 31, 2019
	Insurance and reinsurance companies(1)	Non-insurance companies	Total	Insurance and reinsurance companies(1)	Non-insurance companies	Total
Lease liabilities (note 22)	456.8	995.3	1,452.1	434.3	1,062.1	1,496.4
Payables related to cost of sales	—	625.7	625.7	—	778.4	778.4
Salaries and employee benefit liabilities	394.4	90.6	485.0	354.9	79.7	434.6
Deferred gift card, hospitality and other revenue	21.1	433.3	454.4	21.2	351.6	372.8
Amounts withheld and accrued taxes	367.3	29.1	396.4	314.7	31.5	346.2
Pension and post retirement liabilities (note 21)	325.3	26.6	351.9	338.8	21.8	360.6
Cash collateral from counterparties to derivative contracts (note 24)	116.4	—	116.4	5.3	—	5.3
Accrued interest expense	73.1	11.4	84.5	64.9	2.2	67.1
Advances and deposits from customers	—	74.0	74.0	—	109.6	109.6
Accrued legal and professional fees	59.3	12.3	71.6	57.3	11.4	68.7
Income taxes payable	42.8	21.7	64.5	47.5	30.9	78.4
Amounts payable for securities purchased but not yet settled	47.4	—	47.4	6.2	—	6.2
Accrued rent, storage and facilities costs	6.6	9.0	15.6	16.4	8.8	25.2
Administrative and other	519.2	237.4	756.6	418.5	246.1	664.6
	2,429.7	2,566.4	4,996.1	2,080.0	2,734.1	4,814.1

Current	1,274.7	1,414.6	2,689.3	869.9	1,594.1	2,464.0
Non-current	1,155.0	1,151.8	2,306.8	1,210.1	1,140.0	2,350.1
	2,429.7	2,566.4	4,996.1	2,080.0	2,734.1	4,814.1
(1)    Includes the Run-off reporting segment and Corporate and Other.